Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	68 Months Ended	88 Months Ended	104 Months Ended	112 Months Ended	120 Months Ended
	Feb. 28, 2026	Feb. 28, 2026	Feb. 28, 2026	Feb. 28, 2026	Feb. 28, 2026	Feb. 28, 2026	Feb. 28, 2026
C000219898 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	6.27%	0.63%	0.53%
C000012092 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	6.24%	0.41%					1.94%
C000037539 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	6.32%	2.59%					2.90%
C000037542 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	5.97%	1.25%					2.06%
C000037543 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	5.66%	0.11%					1.89%
C000037540 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	8.36%	1.70%					3.46%
C000012091 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	6.74%	0.33%					3.25%
C000182992 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	6.84%	5.00%			5.73%
C000080009 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	5.77%	(1.28%)					3.34%
C000189865 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	6.48%	0.62%			2.65%
C000182993 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	7.09%	1.42%			3.45%
C000201167 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	6.18%	0.31%		2.37%
C000080010 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	5.55%	(2.35%)					2.31%
C000037544 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	7.46%	0.62%					1.54%
C000037541 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	6.72%	1.00%					3.23%
C000174365 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	7.65%	0.88%				2.11%
C000189864 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	6.17%	2.38%			2.85%
C000046846 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	6.92%	4.00%					5.64%
Bloomberg U S Universal Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Average Annual Return, Percent	6.53%	0.78%	0.77%	2.75%	2.28%	2.16%	2.42%
ICE BofA US Broad Market Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA US Broad Market Index
Average Annual Return, Percent	6.23%	0.47%					1.98%
Bloomberg MSCI US Universal Choice ESG Screened Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg MSCI US Universal Choice ESG Screened Index
Average Annual Return, Percent	6.39%	0.75%	0.66%
Bloomberg U S Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.26%	0.42%					1.97%
Bloomberg U S Intermediate Government Credit Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Intermediate Government/Credit Bond Index
Average Annual Return, Percent	6.16%	1.42%					2.24%
ICE BofA 1 5 Year US Corporate Index Spliced [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA 1-5 Year US Corporate Index (Spliced)
Average Annual Return, Percent	6.25%	2.51%					2.99%
ICE BofA 5 10 Year US Corporate Index Spliced [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA 5-10 Year US Corporate Index (Spliced)
Average Annual Return, Percent	8.34%	1.72%					3.53%
Bloomberg U S Government Credit Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Government/Credit Bond Index
Average Annual Return, Percent	5.83%	0.30%					2.09%
Markit iBoxx USD Liquid Investment Grade Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Markit iBoxx USD Liquid Investment Grade Index
Average Annual Return, Percent	6.82%	0.53%			2.83%		3.38%
ICE BofA 10 Year US Corporate Index Spliced [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA 10+ Year US Corporate Index (Spliced)
Average Annual Return, Percent	5.93%	(1.04%)					3.52%
BlackRock High Yield Systematic Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	BlackRock High Yield Systematic Bond Index
Average Annual Return, Percent	7.78%	5.58%			6.16%
Markit iBoxx USD Liquid High Yield Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Markit iBoxx USD Liquid High Yield Index
Average Annual Return, Percent	7.24%	4.40%			4.81%		6.11%
Bloomberg MSCI US Corporate ESG Focus Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg MSCI US Corporate ESG Focus Index
Average Annual Return, Percent	6.61%	0.81%			2.91%
BlackRock Investment Grade Systematic Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	BlackRock Investment Grade Systematic Bond Index
Average Annual Return, Percent	7.29%	1.72%			3.63%
Bloomberg MSCI US Aggregate ESG Focus Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg MSCI US Aggregate ESG Focus Index
Average Annual Return, Percent	6.29%	0.42%		2.48%
Bloomberg U S Universal 10 Year Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal 10+ Year Index
Average Annual Return, Percent	5.61%	(2.32%)					2.37%
Bloomberg U S MBS Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. MBS Index
Average Annual Return, Percent	7.54%	0.68%					1.63%
ICE BofA US Corporate Index Spliced [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA US Corporate Index (Spliced)
Average Annual Return, Percent	6.71%	1.08%					3.33%
Bloomberg U S Universal 5 10 Year Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal 5-10 Year Index
Average Annual Return, Percent	7.75%	0.92%				2.18%
Bloomberg MSCI US Corporate 1 5 Year ESG Focus Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg MSCI US Corporate 1-5 Year ESG Focus Index
Average Annual Return, Percent	6.27%	2.50%			3.05%